Cash - Reconciliation of liabilities (Details) - Lease liabilities - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Balance at beginning	kr 6,070	kr 1,819
Cash - Flow	(3,972)	(1,652)
Additional Agreement	98	7,527
Business Combinations	2,677
Termination of Agreement		(1,624)
Exchange Differences	(87)
Balance at end	kr 4,786	kr 6,070